Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
November 30, 2024
TRN-NPRT3-0125
1.810722.120
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 0.4%
Industrials - 0.4%
Ground Transportation - 0.4%
Localiza Rent a Car SA	337,200	2,063,506
CANADA - 0.5%
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	20,100	3,052,507
GREECE - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Star Bulk Carriers Corp	84,023	1,455,278
ITALY - 0.4%
Industrials - 0.4%
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR (a)	47,185	2,078,027
MONACO - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Navios Maritime Partners LP	33,000	1,598,520
PANAMA - 2.3%
Industrials - 2.3%
Passenger Airlines - 2.3%
Copa Holdings SA Class A	138,521	12,933,706
UNITED STATES - 93.2%
Energy - 1.8%
Energy Equipment & Services - 0.4%
Tidewater Inc (b)	40,400	2,089,488
Oil, Gas & Consumable Fuels - 1.4%
DHT Holdings Inc	336,992	3,174,464
Navigator Holdings Ltd	309,851	4,852,267
		8,026,731
TOTAL ENERGY		10,116,219

Industrials - 91.4%
Air Freight & Logistics - 18.5%
Air Transport Services Group Inc (b)	76,437	1,678,556
CH Robinson Worldwide Inc	121,207	12,797,035
Expeditors International of Washington Inc	69,781	8,488,161
FedEx Corp	76,821	23,251,412
GXO Logistics Inc (b)	56,031	3,408,366
Hub Group Inc Class A	52,076	2,689,205
United Parcel Service Inc Class B	394,526	53,545,069
		105,857,804
Ground Transportation - 49.7%
Avis Budget Group Inc (a)	11,803	1,287,353
Covenant Logistics Group Inc Class A	46,187	2,682,541
CSX Corp	1,015,001	37,098,287
Ftai Infrastructure Inc	342,262	2,960,566
Knight-Swift Transportation Holdings Inc	163,829	9,724,889
Lyft Inc Class A (b)	412,798	7,166,173
Norfolk Southern Corp	104,710	28,884,254
Ryder System Inc	49,047	8,281,095
Saia Inc (b)	29,477	16,774,771
U-Haul Holding Co Class N (a)	88,936	5,553,164
Uber Technologies Inc (b)	1,073,266	77,232,221
Union Pacific Corp	349,185	85,431,603
Universal Logistics Holdings Inc	23,109	1,204,210
		284,281,127
Marine Transportation - 3.8%
Kirby Corp (b)	139,946	17,704,569
Matson Inc	26,423	4,047,475
		21,752,044
Passenger Airlines - 19.4%
Alaska Air Group Inc (b)	366,243	19,264,382
Delta Air Lines Inc	445,365	28,423,194
Joby Aviation Inc Class A (a)(b)	532,700	4,767,664
SkyWest Inc (b)	170,024	19,508,554
Sun Country Airlines Holdings Inc (b)	757,794	10,904,656
United Airlines Holdings Inc (b)	293,608	28,430,063
		111,298,513
TOTAL INDUSTRIALS		523,189,488

TOTAL UNITED STATES		533,305,707
TOTAL COMMON STOCKS (Cost $307,268,035)		556,487,251

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	15,475,656	15,478,752
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	5,886,831	5,887,420
TOTAL MONEY MARKET FUNDS (Cost $21,366,171)			21,366,172

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $328,634,206)	577,853,423
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,434,482)
NET ASSETS - 100.0%	572,418,941

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,380,863	82,599,508	70,501,621	237,245	2	-	15,478,752	0.0%
Fidelity Securities Lending Cash Central Fund	3,404,600	64,122,620	61,639,800	59,908	-	-	5,887,420	0.0%
Total	6,785,463	146,722,128	132,141,421	297,153	2	-	21,366,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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